SEGMENT INFORMATION - SCHEDULE OF RECONCILIATION OF ADJUSTED EBITDA TO OPERATING INCOME (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)	$ 112,820	$ 85,584	$ (252,446)	$ 21,417	$ (5,430)	$ 87,130	$ 62,769	$ 35,119	$ (32,625)	$ 179,588	$ 378,727
Stock-based compensation expense									104,820	105,450	59,634
Depreciation									71,676	62,205	61,156
Amortization of intangibles									79,426	139,952	57,926
Acquisition-related contingent consideration fair value adjustments									2,555	(15,461)	(13,367)
Goodwill impairment									275,367	14,056	0
Adjusted EBITDA									501,219	485,790	544,076
Interest expense									(109,110)	(73,636)	(56,314)
Other income (expense), net									60,461	36,921	(52,484)
(Loss) earnings from continuing operations before income taxes									(81,274)	142,873	269,929
Income tax benefit									64,934	(29,516)	(35,372)
(Loss) earnings from continuing operations	113,928	52,340	(190,542)	7,934	(31,417)	65,026	57,885	21,863	(16,340)	113,357	234,557
Earnings from discontinued operations, net of tax									189	17	174,673
Net (loss) earnings	114,117	52,340	(190,542)	7,934	(31,389)	65,043	57,732	21,988	(16,151)	113,374	409,230
Net (earnings) loss attributable to noncontrolling interests									(25,129)	6,098	5,643
Net (loss) earnings attributable to IAC shareholders	$ 102,051	$ 43,162	(194,775)	$ 8,282	$ (31,849)	$ 65,611	$ 59,305	$ 26,405	(41,280)	119,472	414,873
Match Group
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									0	0
HomeAdvisor
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									0	0
Video
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									0	0
Applications
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									0	0
Publishing
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									275,367	0
Other
Segment Reporting, Other Significant Reconciling Item
Goodwill impairment									0	14,056
Operating Segments | Match Group
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									315,549	212,981	253,725
Stock-based compensation expense									52,370	49,401	19,543
Depreciation									27,726	19,791	21,502
Amortization of intangibles									16,932	13,437	7,429
Acquisition-related contingent consideration fair value adjustments									(9,197)	(11,056)	(12,912)
Goodwill impairment									0	0
Adjusted EBITDA									403,380	284,554	289,287
Operating Segments | HomeAdvisor
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									35,343	6,452	1,061
Stock-based compensation expense									1,631	1,649	558
Depreciation									8,419	6,593	6,520
Amortization of intangibles									3,153	3,835	9,562
Acquisition-related contingent consideration fair value adjustments									0	0	0
Goodwill impairment									0	0
Adjusted EBITDA									48,546	18,529	17,701
Operating Segments | Video
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									(27,656)	(38,756)	(43,346)
Stock-based compensation expense									640	360	647
Depreciation									1,785	1,091	899
Amortization of intangibles									4,176	1,558	2,099
Acquisition-related contingent consideration fair value adjustments									(192)	(2,637)	(215)
Goodwill impairment									0	0
Adjusted EBITDA									(21,247)	(38,384)	(39,916)
Operating Segments | Applications
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									109,663	175,145	178,960
Stock-based compensation expense									0	0	0
Depreciation									5,095	4,617	4,385
Amortization of intangibles									5,483	6,264	2,521
Acquisition-related contingent consideration fair value adjustments									12,035	(1,768)	326
Goodwill impairment									0	0
Adjusted EBITDA									132,276	184,258	186,192
Operating Segments | Publishing
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									(334,417)	(26,692)	110,523
Stock-based compensation expense									0	0	0
Depreciation									8,531	9,577	11,856
Amortization of intangibles									42,948	104,903	28,581
Acquisition-related contingent consideration fair value adjustments									0	0	0
Goodwill impairment			$ 275,400						275,367	0
Adjusted EBITDA									(7,571)	87,788	150,960
Operating Segments | Other
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									(11,678)	(28,611)	(17,050)
Stock-based compensation expense									618	682	1,308
Depreciation									6,219	8,652	5,869
Amortization of intangibles									6,734	9,955	7,734
Acquisition-related contingent consideration fair value adjustments									(91)	0	(566)
Goodwill impairment									0	14,056
Adjusted EBITDA									1,802	4,734	(2,705)
Corporate
Segment Reporting, Other Significant Reconciling Item
Operating income (loss)									(119,429)	(120,931)	(105,146)
Stock-based compensation expense									49,561	53,358	37,578
Depreciation									13,901	11,884	10,125
Amortization of intangibles									0	0	0
Acquisition-related contingent consideration fair value adjustments									0	0	0
Goodwill impairment									0	0
Adjusted EBITDA									$ (55,967)	$ (55,689)	$ (57,443)